Intangible Assets, Net	12 Months Ended
Mar. 31, 2026
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets consisted of the following as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025

Trademark	$44,121	$41,940
Software	34,663	32,950
Total intangible assets, at cost	78,784	74,890
Less: accumulated amortization	(72,456)	(63,082)
Total intangible assets, net	$6,328	$11,808

Amortization expenses were $5,825 and $7,238 for year ended March 31, 2026 and 2025, respectively.